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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:  811-02201

Exact Name of Registrant as specified in charter:
1838 Bond-Debenture Trading Fund

Address of principal executive offices:  113 King Street Armonk, NY 10504

Name and address of agent for service: Richard Walz, 113 King Street Armonk, NY 10504

Copies to: Thomas E. Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (914) 273-4545

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 - June 30, 2005


ITEM 1. PROXY VOTING RECORD.

The Fund held no voting securities during the period covered by this report. No records are attached.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Bond-Debenture Trading Fund

BY: /s/ Marc D. Morris
    -------------------------------------
             Marc D. Morris
             Chief Financial Officer

Date: August 31, 2005